Basis of Preparation	12 Months Ended
Dec. 31, 2024
Basis Of Preparation
Basis of Preparation

2. Basis of Preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and include estimates and assumptions made by the Manager that may affect the application of accounting policies and the reported amounts of assets, liabilities, income, expenses and the reported amounts of changes in equity during the reporting period. Actual results could differ from those estimates.

The financial statements have been prepared on a going concern basis using the historical cost convention, except for physical bullion and financial assets and financial liabilities held at fair value through profit or loss, which have been measured at fair value.

The financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand ($000s) unless otherwise indicated.